UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  SEPTEMBER 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Highmount Capital, LLC
Address:  12 East 49th Street
          New York, NY 10017

Form 13F File Number:  028-13376

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Maarten R. van Hengel
Title:    Partner
Phone:    646-274-7460

Signature, Place, and Date of Signing:

  /s/ Maarten R. van Hengel            New York NY            November 6, 2012
  -------------------------            -----------            ----------------
         [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   --------------------------
028-01488              Delphi
025-05358              Lateef
028-11741              Westend
025-04207              Driehaus
028-02028              Cramer Rosenthal
028-01203              CS Mckee
028-03691              D.F. Dent
028-13573              Neuberger Berman Group LLC

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          118
                                         -----------

Form 13F Information Table Value Total:  $   317,310
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


            COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6   COLUMN 7            COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- -------- ------------- ------------------------
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- -------- ------------- ------- -------- -------
ISHARES IBOXX INV GR CORP      COM              464287242      371     3050 SH       Sole                      3050
POWERSHARES ETF II-FUND.HY COR COM              73936T557     1890    99165 SH       Sole                     99165
PROSHARES TR.SENIOR LOAN PTF E COM              73936Q769      251    10050 SH       Sole                     10050
TEMPLETON EMERGING MARKETS INC COM              880192109      480    28325 SH       Sole                     28325
3M COMPANY                     COM              88579Y101      736     7966 SH       Sole                      7966
ABBOTT LABS                    COM              002824100      511     7447 SH       Sole                      7447
ALLSTATE CORP                  COM              020002101      231     5836 SH       Sole                      5836
AMERICAN CAMPUS COMMUNITIES    COM              024835100      227     5170 SH       Sole                      5170
AMERICAN EXPRESS               COM              025816109     2257    39692 SH       Sole                     39692
AMGEN                          COM              031162100      641     7600 SH       Sole                      7600
ANADARKO PETROLEUM             COM              032511107     1386    19825 SH       Sole                     19825
APACHE CORPORATION             COM              037411105      591     6833 SH       Sole                      6833
APPLE                          COM              037833100     6132     9192 SH       Sole                      9192
ARES CAPITAL CORP              COM              04010L103     9720   567121 SH       Sole                    567121
AT&T INC                       COM              00206R102     1638    43444 SH       Sole                     43444
AUTOMATIC DATA PROCESSING      COM              053015103      715    12192 SH       Sole                     12192
BANK OF NEW YORK MELLON CORP   COM              064058100     1874    82825 SH       Sole                     82825
BERKSHIRE HATHAWAY INC.CL B    COM              084670702      232     2628 SH       Sole                      2628
BFC FINANCIAL CORP             COM              055384200       28    35212 SH       Sole                     35212
BOEING CO                      COM              097023105      251     3605 SH       Sole                      3605
BRISTOL-MYERS SQUIBB CORP      COM              110122108     2697    79909 SH       Sole                     79909
CAMDEN NATIONAL CORP           COM              133034108      330     8917 SH       Sole                      8917
CAMDEN PROPERTY TRUST          COM              133131102      257     3980 SH       Sole                      3980
CANTEL MEDICAL CORP            COM              138098108      856    31618 SH       Sole                     31618
CAPITAL SOUTHWEST CORP         COM              140501107      410     3662 SH       Sole                      3662
CELGENE CORP                   COM              151020104      367     4800 SH       Sole                      4800
CHEVRON CORPORATION            COM              166764100      732     6277 SH       Sole                      6277
CISCO SYSTEMS                  COM              17275R102     2372   124205 SH       Sole                    124205
COCA-COLA                      COM              191216100     2736    72131 SH       Sole                     72131
COGNIZANT TECHNOLOGY SOLUTIONS COM              192446102     1526    21830 SH       Sole                     21830
COLGATE PALMOLIVE CO           COM              194162103     1006     9378 SH       Sole                      9378
COMMERCE BANCSHARES INC.       COM              200525103     1789    44355 SH       Sole                     44355
CONOCO PHILLIPS                COM              20825C104     1250    21860 SH       Sole                     21860
CVS CAREMARK CORP              COM              126650100     2024    41795 SH       Sole                     41795
DOMINION RESOURCES INC. NEW    COM              25746U109     2155    40699 SH       Sole                     40699
DU PONT ( E. I. ) DE NEMOURS & COM              263534109     1056    21000 SH       Sole                     21000
EMC                            COM              268648102     2659    97505 SH       Sole                     97505
EMERSON ELECTRIC CO            COM              291011104     2531    52442 SH       Sole                     52442
ESSEX PROPERTY TRUST           COM              297178105      259     1745 SH       Sole                      1745
EXPRESS SCRIPTS HOLDING CO     COM              30219G108      432     6896 SH       Sole                      6896
EXXON MOBIL CORP               COM              30231G102     6705    73317 SH       Sole                     73317
FAMILY DOLLAR STORES, INC.     COM              307000109      909    13705 SH       Sole                     13705
FEDERAL REALTY INV TR          COM              313747206      476     4517 SH       Sole                      4517
FLUOR                          COM              343412102     1014    18010 SH       Sole                     18010
FREEPORT-MCMORAN COPPER & GOLD COM              35671D857     1047    26457 SH       Sole                     26457
GENERAL ELECTRIC CO            COM              369604103     1049    46194 SH       Sole                     46194
GOLDMAN SACHS GROUP INC        COM              38141G104      489     4301 SH       Sole                      4301
GOLUB CAPITAL BDC              COM              38173M102      562    35320 SH       Sole                     35320
GOOGLE INC CL A                COM              38259P508     2472     3276 SH       Sole                      3276
H J HEINZ CO                   COM              423074103      802    14330 SH       Sole                     14330
HOME DEPOT                     COM              437076102     3620    59959 SH       Sole                     59959
HONEYWELL INTL                 COM              438516106      220     3687 SH       Sole                      3687
ILLINOIS TOOL WORKS INC.       COM              452308109      825    13880 SH       Sole                     13880
INDEXIQ GLOBAL AGRIBUSINESS SM COM              45409B834      299    12175 SH       Sole                     12175
INTERNATIONAL BUSINESS MACHINE COM              459200101     2048     9871 SH       Sole                      9871
ISHARES FTSE NAREIT RESID PLUS COM              464288562    11703   248575 SH       Sole                    248575
ISHARES KLD 400 SOCIAL INDEX   COM              464288570      208     4000 SH       Sole                      4000
ISHARES MSCI ALL COUNTRY ASIA  COM              464288182    16182   287620 SH       Sole                    287620
ISHARES MSCI CANADA INDEX      COM              464286509    13947   489537 SH       Sole                    489537
ISHARES MSCI EMERGING MKT      COM              464287234      538    13019 SH       Sole                     13019
ISHARES MSCI SWITZERLAND INDEX COM              464286749      423    17200 SH       Sole                     17200
ISHARES RUSSELL 1000 GROWTH    COM              464287614      625     9375 SH       Sole                      9375
ISHARES RUSSELL 2000 INDEX     COM              464287655      807     9675 SH       Sole                      9675
ISHARES RUSSELL 3000 INDEX     COM              464287689    10141   119518 SH       Sole                    119518
ISHARES S&P 500 INDEX          COM              464287200     1911    13235 SH       Sole                     13235
ISHARES S&P MIDCAP 400         COM              464287507     2436    24690 SH       Sole                     24690
ISHARES S&P SMALLCAP 600 INDEX COM              464287804     1323    17166 SH       Sole                     17166
ISHARES TRUST-DJ SELECT DIVIDE COM              464287168      755    13083 SH       Sole                     13083
JOHNSON & JOHNSON              COM              478160104     4043    58675 SH       Sole                     58675
JPMORGAN CHASE                 COM              46625H100     3214    79403 SH       Sole                     79403
KAYNE ANDERSON MLP INVESTMENT  COM              486606106    14201   454590 SH       Sole                    454590
KIMBERLY-CLARK                 COM              494368103     1084    12635 SH       Sole                     12635
KIRBY CORP                     COM              US4972661      415     7500 SH       Sole                      7500
MARKET VECTORS - AGRIBUSINESS  COM              57060U605     9627   185890 SH       Sole                    185890
MARKET VECTORS-GOLD MINERS ETF COM              57060U100    15699   292409 SH       Sole                    292409
MC DONALDS CORP                COM              580135101      305     3323 SH       Sole                      3323
MERCK & CO                     COM              58933Y105      793    17582 SH       Sole                     17582
METLIFE INC                    COM              59156R108     1762    51140 SH       Sole                     51140
MICHAEL KORS HOLDINGS LTD      COM              G60754101     1042    19585 SH       Sole                     19585
MICROSOFT CORP                 COM              594918104     3367   113139 SH       Sole                    113139
MONDELEZ INTERNATIONAL INC     COM              609207105      417    10092 SH       Sole                     10092
MONSANTO                       COM              61166W101     3289    36140 SH       Sole                     36140
NEWMONT MINING CORP            COM              651639106      383     6840 SH       Sole                      6840
NIKE INC                       COM              654106103     1514    15955 SH       Sole                     15955
OCCIDENTAL PETROLEUM           COM              674599105     1412    16404 SH       Sole                     16404
ORACLE                         COM              68389X105     2835    90110 SH       Sole                     90110
PARKER HANNIFIN CORP           COM              701094104     1327    15872 SH       Sole                     15872
PAYCHEX                        COM              704326107     2051    61599 SH       Sole                     61599
PEABODY ENERGY CORP            COM              704549104      912    40935 SH       Sole                     40935
PEPSICO INC                    COM              713448108     3308    46745 SH       Sole                     46745
PFIZER                         COM              717081103     4038   162486 SH       Sole                    162486
PNC FINANCIAL SERVICES GROUP   COM              693475105      261     4129 SH       Sole                      4129
POWERSHARES CLEANTECH PORTFOLI COM              73935X278      452    20850 SH       Sole                     20850
POWERSHARES GLOBAL CLEAN ENERG COM              73936T615      231    30300 SH       Sole                     30300
POWERSHARES WATER RESOURCES    COM              73935X575     8849   454015 SH       Sole                    454015
POWERSHARES WILDERHILL CLEAN E COM              73935x500      199    48000 SH       Sole                     48000
PROCTER & GAMBLE CO            COM              742718109     3741    53940 SH       Sole                     53940
QUALCOMM                       COM              747525103     2527    40444 SH       Sole                     40444
SCHLUMBERGER                   COM              806857108     2999    41464 SH       Sole                     41464
SPDR S&P 500 ETF TRUST         COM              78462f103    11933    82882 SH       Sole                     82882
SPDR S&P MIDCAP 400 ETF TRUST  COM              78467Y107     7316    40664 SH       Sole                     40664
TARGET                         COM              87612E106     2234    35205 SH       Sole                     35205
THE TRAVELERS COMPANIES INC    COM              89417E109      318     4664 SH       Sole                      4664
TORTOISE ENERGY INFRASTRUCTURE COM              89147L100    19416   479632 SH       Sole                    479632
TRIANGLE CAPITAL               COM              895848109      492    19160 SH       Sole                     19160
UNITED PARCEL SVC INC CL B     COM              911312106      370     5175 SH       Sole                      5175
UNITED TECHNOLOGIES            COM              913017109     3184    40671 SH       Sole                     40671
US BANCORP                     COM              902973304      689    20100 SH       Sole                     20100
VANGUARD MSCI EAFE ETF         COM              921943858      332    10100 SH       Sole                     10100
VANGUARD MSCI EMERGING MARKETS COM              922042858    11212   268741 SH       Sole                    268741
VANGUARD TOTL SM ETF           COM              922908769     3298    44775 SH       Sole                     44775
VERIZON COMMUNICATIONS         COM              92343V104      398     8727 SH       Sole                      8727
WAL MART STORES                COM              931142103      453     6140 SH       Sole                      6140
WALGREEN                       COM              931422109      497    13645 SH       Sole                     13645
WINDSTREAM CORPORATION         COM              97381W104      556    55125 SH       Sole                     55125
WISDOMTREE EMERGING MARKETS EQ COM              97717W315    16582   308969 SH       Sole                    308969
XENITH CORP                    COM              98410X105      409    87000 SH       Sole                     87000
XEROX CORP                     COM              984121103      182    24805 SH       Sole                     24805